Short-term loans	12 Months Ended
Dec. 31, 2019
Short-term loans [abstract]
Short-term loans
31	Short-term loans

Short-term loans are as follows:

	As at 31 December 2019			As at 31 December 2018
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	’000			’000

Secured
RMB
- Fixed rate	667,979	667,979	0.00%-4.20%	435,856	435,856	3.41%-6.90%
- Variable rate	-	-	-	75,000	75,000	3.60%-3.85%

Unsecured
RMB
- Fixed rate	13,935,660	13,935,660	3.15%-4.35%	11,740,658	11,740,658	3.30%-4.90%
- Variable rate	50,948,412	50,948,412	3.60%-4.79%	47,227,150	47,227,150	3.92%-4.65%
US$
- Variable rate	200,000	1,394,304	3.32%	180,401	1,238,131	3.79%
PKR
- Variable rate	3,857,000	173,013	14.58%	6,500,000	321,977	11.51%

Total		67,119,368			61,038,772

As at 31 December 2019, short-term loans of RMB659 million (31 December 2018: RMB461 million) represented the notes receivable that were discounted with recourse. As these notes receivable had not yet matured, the proceeds received were recorded as short-term loans.

As at 31 December 2019, short-term loans borrowed from China Minsheng Banking Corp., Ltd. (“China Minsheng Bank”) amounted to RMB9 million were secured by deposit of RMB1.49 million.

As at 31 December 2019, short-term loans of RMB1,567 million (31 December 2018: RMB1,560 million) represented the guaranteed loan borrowed by Ruyi Pakistan Energy, of which US$0.2 billion (RMB equivalents of RMB1,394 million) is guaranteed by Shandong Power and Ruyi Technology Group (the other shareholder of Ruyi Pakistan Energy) on the proportion of the shareholding basis and PKR3.86 billion (RMB equivalents of RMB173 million) is guaranteed by Shandong Luyi Power International Limited Company (“Luyi Power”), a joint venture of Shandong Power.

As at 31 December 2019, short-term loans borrowed from Huaneng Finance amounted to RMB8,583 million (31 December 2018: RMB9,454 million) with annual interest rates ranging from 3.91% to 4.35% (31 December 2018: from 4.13% to 4.35%), and short-term loans borrowed from Tiancheng Financial Leasing amounted to RMB166 million (31 December 2018: Nil) with an annual interest rate 4.35%.